EMPLOYEE BENEFITS (Details 4)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Plan Assets Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	34.00%	35.00%	43.00%
Plan assets percentage, unrated
Plan assets percentage	34.00%	35.00%	43.00%
Plan Assets Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	12.00%	9.00%	10.00%
Plan assets percentage, unrated
Plan assets percentage	12.00%	9.00%	10.00%
Plan Assets Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	31.00%	27.00%	15.00%
Plan assets percentage, unrated
Plan assets percentage	31.00%	27.00%	15.00%
Plan Assets Cash [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	21.00%	16.00%	6.00%
Plan assets percentage, unrated
Plan assets percentage	21.00%	16.00%	6.00%
Plan Assets Others [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	2.00%	13.00%	26.00%
Plan assets percentage, unrated
Plan assets percentage	2.00%	13.00%	26.00%